Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Segment Assets Based on Assets' Respective Locations

For the Twelve-month Period Ended December 31	Proprietary Development			Partnered Discovery			Unallocated			Group
(in 000’ €)	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
External Revenues	278,630	34,286	53,610	49,068	37,469	22,832	0	0	0	327,698	71,755	76,442
Operating Expenses	(265,159)	(143,459)	(107,019)	(11,643)	(10,671)	(9,516)	(32,945)	(25,723)	(19,969)	(309,747)	(179,853)	(136,504)
Segment Result	13,471	(109,173)	(53,409)	37,425	26,798	13,316	(32,945)	(25,723)	(19,969)	17,951	(108,098)	(60,062)
Other Income	9,386	125	159	0	0	0	5,199	680	1,486	14,585	805	1,645
Other Expenses	0	(19)	0	0	0	0	(5,175)	(608)	(689)	(5,175)	(627)	(689)
Segment EBIT	22,857	(109,067)	(53,250)	37,425	26,798	13,316	(32,921)	(25,651)	(19,172)	27,361	(107,920)	(59,106)
Finance Income	81,995	0	0	0	0	0	10,052	0	0	92,047	2,799	418
Finance Expenses	(45,443)	0	0	0	0	0	(50,771)	0	0	(96,214)	(2,272)	(754)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets										(702)	872	(1,035)
Earnings before Taxes										22,492	(106,521)	(60,477)
Income Tax Benefit / (Expenses)										75,399	3,506	4,305
Consolidated Net Profit / (Loss)										97,891	(103,01 5)	(56,172)
Current Assets	138,515	12,155	15,842	13,965	11,078	7,114	1,054,336	280,460	365,949	1,206,816	303,693	388,905
Non-current Assets	103,747	72,928	42,041	7,166	11,851	6,288	341,784	107,967	101,530	452,697	192,746	149,859
Total Segment Assets	242,262	85,083	57,883	21,131	22,929	13,402	1,396,120	388,427	467,479	1,659,513	496,439	538,764
Current Liabilities	102,177	36,176	32,167	7,363	2,877	1,471	90,919	22,505	12,285	200,459	61,558	45,923
Non-current Liabilities	544,761	27,775	3,291	4,517	5,771	158	288,454	6,633	1,019	837,732	40,179	4,468
Stockholders’ Equity	0	0	0	0	0	0	621,322	394,702	488,373	621,322	394,702	488,373

Total Segment Liabilities and Equity	646,938	63,951	35,458	11,880	8,648	1,629	1,000,695	423,840	501,677	1,659,513	496,439	538,764

Capital Expenditure	48,260	2,830	1,319	429	625	879	526	207	268	49,215	3,662	2,466
Depreciation and Amortization	3,201	1,718	1,903	1,104	1,385	1,429	425	355	418	4,730	3,458	3,750

Summary of Regional Distribution of Revenue
The following overview shows the Group’s regional distribution of revenue:

in 000’ €	2020	2019	2018
Germany	0	145	309
Europe and Asia	8,640	39,322	56,784
USA and Canada	319,058	32,288	19,350

Total	327,698	71,755	76,443

Summary of Timing of Satisfaction of Performance Obligations
The following overview shows the timing of the satisfaction of performance obligations:

	Proprietary Development			Partnered Discovery
in 000’ €	2020	2019	2018	2020	2019	2018
At a Point in Time thereof performance obligations fulfilled in previous periods: in Proprietary Development € 0.8 million in 2020, € 29.1 million in 2019 and € 0 in 2018 and in Partnered Discovery € 46.2 million in 2020, € 32.9 million in 2019 and € 19.0 million in 2019	278,630	34,286	53,610	48,808	36,984	22,268
Over Time	0	0	0	260	485	564

Total	278,630	34,286	53,610	49,068	37,469	22,832